Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Operating Segments [Line Items]
Revenues	$ 210,478	$ 7,588	$ 207,609	$ 207,520
Income (loss) before income tax	46,067	$ 1,661	42,826	41,867
From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	210,478		207,609	207,520
Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	31,156		28,676	28,573
Consolidated [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	210,478		207,609	207,520
Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	241,634		236,285	236,093
Intersegment Elimination [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(31,156)		(28,676)	(28,573)
Domestic Fixed Communications Business [Member]
Disclosure Of Operating Segments [Line Items]
Income (loss) before income tax	26,142		22,504	19,537
Domestic Fixed Communications Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	64,780		69,469	65,728
Domestic Fixed Communications Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	17,430		15,930	16,065
Domestic Fixed Communications Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	82,210		85,399	81,793
Mobile Communications Business [Member]
Disclosure Of Operating Segments [Line Items]
Income (loss) before income tax	6,362		8,777	11,250
Mobile Communications Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	95,249		90,230	95,469
Mobile Communications Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	1,588		1,536	1,564
Mobile Communications Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	96,837		91,766	97,033
Internet Business [Member]
Disclosure Of Operating Segments [Line Items]
Income (loss) before income tax	14,512		13,120	12,515
Internet Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	33,082		32,115	30,091
Internet Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	3,869		3,966	3,951
Internet Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	36,951		36,081	34,042
International Fixed Communications Business [Member]
Disclosure Of Operating Segments [Line Items]
Income (loss) before income tax	1,165		829	799
International Fixed Communications Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,096		8,695	11,485
International Fixed Communications Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,009		1,875	2,079
International Fixed Communications Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	11,105		10,570	13,564
Other [Member]
Disclosure Of Operating Segments [Line Items]
Income (loss) before income tax	(2,114)		(2,404)	(2,234)
Other [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	8,271		7,100	4,747
Other [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	6,260		5,369	4,914
Other [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	$ 14,531		$ 12,469	$ 9,661